EQUITY	12 Months Ended
Dec. 31, 2019
EQUITY
EQUITY

23)  EQUITY

a)  Capital

Pursuant to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common and preferred shares. The Board of Directors is the competent body to decide on any increase and consequent issue of new shares within the authorized capital limit.

Brazilian Corporation Law (Law nº 6404/76, Article 166, item IV) - establishes that capital may be increased by means of a Special Shareholders’ Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.

Capital increases are not necessarily in proportion to the number of shares in existing classes, however the number of non-voting or restricted-voting preferred shares must not exceed two-thirds of total shares issued.

Preferred shares are non-voting, except for cases set forth in Articles 9 and 10 of the Articles of Incorporation but have priority in the event of reimbursement of capital, without premium, and are entitled to dividends 10% higher than those paid on common shares, as per Article 7 of the Company's Articles of Incorporation and item II, paragraph 1, Article 17 of Law No. 6404/76.

Preferred shares are also entitled to full voting rights if the Company fails to pay the minimum dividend to which they are entitled for three consecutive financial years. This right continues until payment of said dividend.

Subscribed and paid-in capital on December 31, 2019 and 2018 amounted to R$63,571,416, divided into shares without par value, held as follows:

	Common Shares		Preferred Shares		Grand Total
Shareholders	Number	%	Number	%	Number	%
Controlling Group	540,033,264	94.47%	704,207,855	62.91%	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	46,746,635	8.18%	360,532,578	32.21%	407,279,213	24.09%
Telefónica	198,207,608	34.67%	305,122,195	27.26%	503,329,803	29.76%
SP Telecomunicações Participações	294,158,155	51.46%	38,537,435	3.44%	332,695,590	19.67%
Telefónica Chile	920,866	0.16%	15,647	0.00%	936,513	0.06%
Other shareholders	29,320,789	5.13%	415,131,868	37.09%	444,452,657	26.28%
Treasury Shares	2,290,164	0.40%	983	0.00%	2,291,147	0.14%
Total shares	571,644,217	100.00%	1,119,340,706	100.00%	1,690,984,923	100.00%
Treasury Shares	(2,290,164)		(983)		(2,291,147)
Total shares outstanding	569,354,053		1,119,339,723		1,688,693,776

b) Capital reserves

b.1) Special goodwill reserve

This represents the tax benefit generated by the merger of Telefonica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholders (SP Telecomunicações Participações) after the tax credits are realized under the terms of CVM Ruling No. 319/99.

The balance of this account on December 31, 2019 and 2018 totaled R$63,074.

b.2) Other capital reserves

The breakdown on December 31, 2019 and 2018 was as follows.

	12.31.19	12.31.18
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks Brasil by TData (7)	(59,029)	(59,029)
Effects of the acquisition of TIS by Terra Networks (8)	(48,135)	—
Other	76	10
Total	1,190,209	1,238,278

(1)    It referes the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)    The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)    The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.

(4)    The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.

(5)    Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, 35 and 36. It would be recorded in equity when there is no change in the shareholding control.

(6)    It refers about the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)    The effects refer the acquisition of Terra Networks by TData, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (Note 1 c.2).

(8)    The effects referee the acquisition of TIS by Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (Note 1 c.1).

b.3) Treasury shares

These are equity instruments that are repurchased and recognized at cost and deducted from shareholders' equity. No gain or loss is recognized in the statement of income on the purchase, sale, issue or cancellation of the equity instruments of the Company.

The Company's shares held in treasury whose balance is resulting: (i) from the exercise of the right to withdraw from the Company's common and preferred shareholders, who expressed their dissent regarding the acquisition of GVTPart.; (ii) the acquisition of preferred shares in the financial market in accordance with the share buyback program in effect at the time of the transaction; and (iii) transfers of preferred shares, related to compliance with court decisions in which the Company is involved, which deals with rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

The balance of this account on December 31, 2019 and 2018 totaled R$87,820, consisting of 2,290,164 common shares and 983 preferred shares.

c) Income reserves

c.1) Legal Reserve

This reserve is obligatorily constituted by the Company on the basis of 5% of net income for the year, up to 20% of the paid-in capital stock. The legal reserve may only be used to increase share capital and to offset accumulated losses.

c.2) Expansion and Modernization Reserve

This reserve is constituted based on the capital budget, whose purpose is to guarantee the expansion of the network capacity to meet the Company's increasing demand and guarantee the quality of service rendering. In accordance with Article 196 of Law No. 6404/76, the capital budget will be submitted for appreciation and approval by the Annual Shareholders' Meeting.

c.3) Tax Incentives

The Company has State VAT (ICMS) tax benefits in the states of Minas Gerais and Espírito Santo, relating to tax credits approved by the relevant bodies of said states, in connection with investments in the installation of SMP support equipment, fully operational, in accordance with the rules in force, ensuring that the localities listed in the call for bid be included in the SMP coverage area. The portion of profit subject to the incentive was excluded from dividend calculation and may be used only in the event of capital increase or loss absorption.

c.4) Changes of income reserves

The amounts of the income reserves are distributed as follows:

		Expansion and
		Modernization
	Legal reserve	Reserve	Tax incentives	Total
Balance on 12.31.17	2,138,344	297,000	27,884	2,463,228
Reversal of reserves	—	(297,000)	—	(297,000)
Recording of reserves	446,413	1,700,000	11,529	2,157,942
Balance on 12.31.18	2,584,757	1,700,000	39,413	4,324,170
Reversal of reserves	—	(1,700,000)	—	(1,700,000)
Recording of reserves	250,051	600,000	18,166	868,217
Balance on 12.31.19	2,834,808	600,000	57,579	3,492,387

d)  Dividend and interest on equity (IOE)

d.1) Additional dividends proposed for 2018

On April 11, 2019, the Annual General Meeting approved the allocation of proposed additional dividends for 2018, not yet distributed, amounting to R$2,468,684 to the holders of common and preferred shares that were registered in the Company's records at the end of the day of the Ordinary General Meeting. The amount was paid on December 17, 2019.

d.2) Remuneration to shareholders

The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law. The table below shows the calculation of dividends and interest on equity for 2019 and 2018:

	2019	2018
Net income for the year	5,001,014	8,928,258
Allocation to legal reserve	(250,051)	(446,413)
(-) Tax incentives - not distributable	(18,166)	(11,529)
Adjusted net income	4,732,797	8,470,316
Dividend and IOE distributed for the year:	(3,588,000)	(4,550,000)
Interest on equity (gross)	(2,588,000)	(4,550,000)
Interim dividends	(1,000,000)	—
Balance of unallocated net income	1,144,797	3,920,316
(+) Reversal special reserve for modernization and expansion	1,700,000	297,000
(-) Effects of the initial adoption of IFRS 9 and 15, net of taxes on 01.01.18	—	(138,663)
(+) Unclaimed dividends and interest on equity	82,898	152,770
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(132,120)	(62,739)
Income available to be distributed	2,795,575	4,168,684
Proposal for Distributions:
Special reserve for modernization and expansion	600,000	1,700,000
Additional proposed dividends	2,195,575	2,468,684
Proposed additional dividends - Net income for the year	495,575	2,171,684
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization	1,700,000	297,000
Total	2,795,575	4,168,684
Mandatory minimum dividend - 25% of adjusted net income	1,183,199	2,117,579

The proposal to management of the 2019 financial year that is presented above will be submitted to the annual general meeting to be held in 2020.

Total proposed for deliberation - per share	2019	2018
Common shares	1.219339	1.371013
Preferred shares	1.341273	1.508114

In 2019 and 2018, the Company allocated interim dividends and interest on equity, which were allocated to mandatory minimum dividends, as follows:

2019

	Dates			Gross Amount			Net Value			Amount per Share
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/15/19	02/28/19	Until 12/31/20	221,338	478,662	700,000	188,137	406,863	595,000	0.33044031480	0.36348434628
IOE	04/17/19	04/30/19	Until 12/31/20	180,233	389,767	570,000	153,198	331,302	484,500	0.26907282777	0.29598011054
IOE	06/17/19	06/28/19	Until 12/31/20	306,079	661,921	968,000	260,167	562,633	822,800	0.45695174961	0.50264692458
IOE	12/19/19	12/30/19	Until 12/31/20	110,669	239,331	350,000	94,069	203,431	297,500	0.16522015740	0.18174217314
Dividends	12/19/19	12/30/19	Until 12/31/20	316,198	683,802	1,000,000	316,198	683,802	1,000,000	0.55536187362	0.61089806098
Total				1,134,517	2,453,483	3,588,000	1,011,769	2,188,031	3,199,800

2018

	Dates			Gross Amount			Net Value			Amount per Share
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	06/18/18	06/29/18	08/20/19	126,479	273,521	400,000	107,507	232,493	340,000	0.18882303703	0.20770534073
IOE	09/05/18	09/17/18	08/20/19	885,353	1,914,647	2,800,000	752,550	1,627,450	2,380,000	1.32176125923	1.45393738515
IOE	12/04/18	12/17/18	12/17/19	426,867	923,133	1,350,000	362,837	784,663	1,147,500	0.63727774998	0.70100552498
Total				1,438,699	3,111,301	4,550,000	1,222,894	2,644,606	3,867,500

The amounts of IOE are calculated and presented net of Withholding Income Tax (IRRF). Exempt shareholders received the full IOE amount, without withholding income tax at source.

The gross and net values for the preferred shares are 10% higher than those attributed to each common share, as per article 7 of the Company's Articles of Incorporation.

d.3) Unclaimed dividends and interest on equity

Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation three years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.

For the years ended December 31, 2019 and 2018, the Company reversed unclaimed dividends and interest on equity amounting to R$82,898 and R$152,770, respectively, which were included in calculations for decisions on Company dividends.

e)  Other comprehensive income

Financial assets at fair value through other comprehensive income: These refer to changes in fair value of financial assets available for sale.

Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.

Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).

Changes in other comprehensive income were as follows:

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.17	(8,658)	1,954	28,032	21,328
Translation gains	—	—	9,927	9,927
Losses from future contracts	—	(1,618)	—	(1,618)
Losses on financial assets at fair value through other comprehensive income	(412)	—	—	(412)
Balance on 12.31.18	(9,070)	336	37,959	29,225
Translation gains	—	—	1,859	1,859
Losses from future contracts	—	(336)	—	(336)
Losses on financial assets at fair value through other comprehensive income	(11)	—	—	(11)
Balance on 12.31.19	(9,081)	—	39,818	30,737

f)  Company share repurchase program

On December 7, 2018 the Company's Board of Directors, in accordance with Article 17, item XV of the law, the programs were approved for the repurchase of common and preferred shares pursuant to CVM Instruction 567, of September 17, 2015. The acquisition of own shares was made with the intention of subsequently cancelling, selling or holding in treasury, without reducing the capital stock, thereby increasing shareholder value through the efficient application of available resources in cash and optimize the Company's capital allocation.

The repurchase will be made through using the balance capital reserve that was included in the balance sheet of September 30, 2018.

This program will be in force until June 6, 2020, with the acquisitions made on B3, at market prices, observing the legal and regulatory limits. The maximum amounts authorized for acquisition are 583,422 common shares and 37,736,465 preferred shares.

During the year ended December 31, 2019, there were no acquisitions of shares within the Company's share repurchase program to be held in treasury for further sale and / or cancellation.

g)  Earnings per share

Basic and diluted earnings per share were calculated by dividing profit attributed to the Company’s shareholders by the weighted average number of outstanding common and preferred shares.

The table below sets out the calculation of earnings per share for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Net income for the year	5,001,014	8,928,258	4,608,790
Common shares	1,581,308	2,823,093	1,457,288
Preferred shares	3,419,706	6,105,165	3,151,502

Number of shares (thousands):	1,688,694	1,688,694	1,688,694
Weighted average number of outstanding common shares for the year	569,354	569,354	569,354
Weighted average number of outstanding preferred shares for the year	1,119,340	1,119,340	1,119,340
Basic and diluted earnings per share:
Common shares	2.78	4.96	2.56
Preferred shares	3.06	5.45	2.82